Annual Total Returns[BarChart] - PIMCO Emerging Markets Currency and Short-Term Investments Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.95%)	8.63%	(2.51%)	(6.76%)	(7.36%)	5.71%	12.88%	(4.46%)	6.19%	2.27%